Leases - Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Received (Details)	Dec. 31, 2025 USD ($)
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Received [Abstract]
2026	$ 979,145
2027	1,008,506
2028	1,038,789
2029	1,069,994
2030	1,102,121
Thereafter	2,056,158
Total	$ 7,254,713